OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Disclosure of detailed information about operating segments [Table Text Block]
Six months ended June 30, 2022:

	Israel	Canada	Germany	Adjustments	Total

Revenue	$24,206	$21,686	$1,498	$-	$47,390
Inter-segment revenues	$-	$2,481	$-	$(2,481)	$-
Total revenues	$24,206	$24,167	$1,498	$(2,481)	$47,390

Segment loss	$(9,986)	$(15,880)	$(2,009)	$-	$(27,875)

Unallocated corporate expenses	$-	$-	$-	$(2,332)	$(2,332)

Total operating loss	$(9,986)	$(15,880)	$(2,009)	$(2,332)	$(30,207)

Depreciation, amortization and impairment	$1,316	$2,744	$-	$-	$4,060

Six months ended June 30, 2021:

	Israel	Canada	Germany	Adjustments	Total

Revenue	$9,807	$3,778	$6,294	$-	$19,879

Segment loss	$9,807	$3,778	$6,294	$-	$19,879

Unallocated corporate expenses	$-	$-	$-	$(4,524)	$(4,524)

Total operating loss	$(776)	$(5,996)	$(1,126)	$(4,524)	$(12,422)
Depreciation, amortization and impairment	$1,038	$565	$40	$-	$1,643